FINANCIAL INSTRUMENTS - Unrealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	$ 28	$ 10
Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	5
Level 2 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	192	46
Risk management liability	164	36
Risk management net asset (liability)	28	10
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	170	27
Risk management liability	141	30
Risk management net asset (liability)	29	(3)
Level 2 of fair value hierarchy | Commodity price risk | Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	5	2
Risk management liability	0	0
Risk management net asset (liability)	5	2
Level 2 of fair value hierarchy | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	17	17
Risk management liability	9	6
Risk management net asset (liability)	8	11
Level 2 of fair value hierarchy | Currency risk | Foreign Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	0	0
Risk management liability	14	0
Risk management net asset (liability)	$ (14)	$ 0